Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Details of Interest Income and Interest Expense from Financial Instruments

For the year ended October 31 ($ millions)	2023				2022
	Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$51,013		$38,348		$31,036		$15,273
Measured at FVOCI (1)	3,811		–		1,537		–
	54,824		38,348		32,573		15,273
Other	2,000	(2)	189	(3)	985	(2)	170	(3)
Total	$56,824		$38,537		$33,558		$15,443

(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)	The interest on lease liabilities was $114 (2022 – $107).